Income Taxes (Tables)	6 Months Ended
Jul. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Components of Loss before Provision for Income Taxes
The domestic and foreign components of loss before provision for income taxes consisted of the following (in thousands):

	Year Ended January 31,
	2016	2017
Domestic	$(204,713)	$(187,905)
Foreign	2,680	2,775
Net loss before income taxes	$(202,033)	$(185,130)

Schedule of Components of Provision for Income Tax
The components of provision for income taxes are as follows (in thousands):

	Year Ended January 31,
	2016	2017
Current:
Federal	$—	$—
State	(177)	(140)
Foreign	(940)	(2,011)
Total current tax expense	(1,117)	(2,151)
Deferred:
Federal	—	(108)
State	—	—
Foreign	7	72
Total deferred tax expense	7	(36)
Total provision for income taxes	$(1,110)	$(2,187)

Reconciliation of Income Taxes at Statutory Federal Income Tax Rate to Provision for Income Taxes
A reconciliation of income taxes at the statutory federal income tax rate to the provision for income taxes included in the consolidated statements of operations is as follows (in thousands):

	Year Ended January 31,
	2016	2017
U.S. federal statutory income tax at 34%	$68,691	$62,944
Research tax credits	1,605	2,235
Stock-based compensation	(11,060)	(4,340)
Change in valuation allowance	(60,318)	(54,823)
Donation of common stock to the Cloudera Foundation	—	(7,335)
Other	(28)	(868)
Provision for income taxes	$(1,110)	$(2,187)

Schedule of Deferred Tax Assets and Liabilities
The deferred tax assets and liabilities were as follows (in thousands):

	As of January 31,
	2016	2017
Deferred tax assets:
Accruals and reserves	$9,076	$12,282
Deferred revenue	19,978	26,509
Net operating loss carryforward	124,302	165,873
Research and development credits and other credits	7,718	12,009
Stock-based compensation	7,308	9,923
Gross deferred tax assets	168,382	226,596
Less valuation allowance	(165,536)	(225,495)
Total deferred tax assets	2,846	1,101
Deferred tax liabilities:
Depreciation and amortization	(2,689)	(872)
Gross deferred tax liabilities	(2,689)	(872)
Net deferred tax assets	$157	$229

Schedule of Changes in Gross Unrecognized Tax Benefits
The following table reflects the changes in the gross unrecognized tax benefits (in thousands):

	Year Ended January 31,
	2016	2017
Balance as of beginning of year	$4,200	$6,500
Tax positions taken in current period
Gross increases	2,300	3,100
Balance as of end of year	$6,500	$9,600